Selling and Administrative Expenses	12 Months Ended
Dec. 31, 2023
Selling and Administrative Expenses[Abstract]
SELLING AND ADMINISTRATIVE EXPENSES

NOTE 20 – SELLING AND ADMINISTRATIVE EXPENSES

The Company incurred the following selling and administrative expenses during the year ended December 31, 2023, 2022 and 2021.

	Year Ended December 31,
	2023	2022	2021
Professional fees	€1,247,866	€992,118	€426,299
Shipping and handling expenses	290,787	417,739	312,805
Warehouse handling	78,095	136,762	83,243
Miscellaneous operating expenses	242,827	59,049	60,064
Marketing and advertising	335,303	127,989	80,560
Leases and royalties	142,503	120,046	61,339
Insurance premiums	52,726	65,412	64,724
Repair and conservation	15,510	21,493	6,022
Supplies	3,908	3,593	306
Taxes	-	-	13,245
Other management expense	-	-	42
Fines and penalty	2,396	59,930	-
Depreciation of property and equipment	19,425	5,069	2,998
Amortization of intangible assets	49,984	858	-
Amortization of right-of-use assets	58,524	36,353	15,888
	€2,539,854	€2,046,411	€1,127,535

During the year ended December 31, 2023, 2022 and 2021, the Company incurred selling and administrative expenses of €2,539,854, €2,046,411 and €1,127,535, of which €995,435, €547,912 and €244,216 derived from related parties, respectively.